Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details) - US [Member]	Dec. 31, 2024	Dec. 31, 2023
Year-end spot rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	0.014389	0.013226
Average rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	0.013698	0.013497